Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
All equity awards to NEOs are approved by the Committee with a grant date determined at the time of approval. We do not currently grant stock options. The Committee did not take material non-public information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not currently grant stock options. The Committee did not take material non-public information into account when determining the timing and terms of equity awards in 2024
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee did not take material non-public information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false